STAFF COSTS	12 Months Ended
Dec. 31, 2025
STAFF COSTS
Staff costs	NOTE 5 – STAFF COSTS
Employee Information
Staff costs included in operating expenses relate to the 105 seafarers employed under Danish contracts (2024: 109, 2023:105).
The average number of employees is calculated as a full-time equivalent (FTE).
The Executive Director is, in the event of termination by the Company, entitled to a severance payment of up to 12 months' salary.

USDm	2025	2024	2023
Total staff costs
Staff costs included in operating expenses	9.9	9.6	8.6
Staff costs included in administrative expenses	87.4	77.3	69.3
Total	97.3	86.9	77.9

Staff costs comprise the following
Wages and salaries	55.3	47.3	46.9
Share-based compensation	34.1	30.3	23.0
Pension costs	4.7	4.2	3.8
Other social security costs	0.6	0.4	1.4
Other staff costs	2.6	4.7	2.8
Total	97.3	86.9	77.9

Average number of permanent employees
Seafarers	105	109	105
Land-based	529	498	468
Total	634	607	573
At the end of 2025 TORM has a pool of 3,804 (2024: 3,677, 2023: 3,271) seafarers.
The majority of seafarers on vessels are on short-term contracts. The average number of seafarers on board vessels on short-term contracts in 2025 was 1,753 (2024: 1,721, 2023: 1,625).
Total seafarers’ costs in 2025 were $148.7m (2024: $141.4m, 2023: $127.1m), which is included in “Operating expenses” of which
$138.8m (2024: $131.8m, 2023: $118.5m) pertains to cost for seafarers on board vessels on short term contracts and $9.9m (2024:
$9.6m, 2023: $8.6m) pertains to cost for seafarers employed under the Danish contract as indicated in the staff costs table above.

USD '000	2025	2024	2023
Non-Executive Board and Committee remuneration, short term
Christopher H. Boehringer	231	212	214
David N. Weinstein	257	217	219
Göran Trapp	200	163	164
Annette Malm Justad	229	163	164
Total	917	755	761
NOTE 5 – continued
Executive Management

USD '000	Salary	Taxable benefits	Annual performance bonus	Share-based payment	Total
Executive Management remuneration
Jacob Meldgaard
2023, TORM A/S¹⁾	1,119	40	1,277	—	2,436
2023, TORM plc¹⁾	77	—	—	4,383	4,460
2024, TORM A/S¹⁾	1,141	40	1,233	—	2,414
2024, TORM plc¹⁾	76	—	—	5,530	5,606
2025, TORM A/S¹⁾	1,233	42	1,393	—	2,668
2025, TORM plc¹⁾	80	—	—	6,574	6,654
1) Paid by legal entity as noted.
Senior Management Team
The aggregated compensation expensed by the Group to the three (2024: three, 2023: three) other members of the Senior Management
Team in 2025 (excluding CEO Jacob Meldgaard) was $10.5m (2024: $9.5m, 2023: $7.5m), which includes an aggregate of $0.2m
(2024: $0.1m, 2023: $0.1m) allocated for pensions (defined contribution plans) and share-based payment of $8.2m (2023: $7.5m, 2022:
$6.0m) for these individuals.
LTIP element of CEO Jacob Meldgaard's remuneration package:

	Retention	Ordinary	Ordinary	Ordinary	Retention
Grant Date	Sep 23, 2025	Mar 06, 2025	Mar 07, 2024	Mar 29, 2023	Mar 29, 2023
RSU LTIP grant¹⁾	500,000	255,200	255,200	255,200	300,000
Exercise price per share	$0.01	DKK 162.38	DKK 258.40	DKK 220.60	$0.01
RSU grant value assuming 100% vesting	$9.1m	$0.7m	$1.9m	$2.5m	$10.7m
TORM operates an equity-settled, share-based compensation plan. The fair value of the employee services received in exchange for the grant of shares is recognized as an expense and allocated over the vesting period. Employment in TORM throughout the period is in most cases a prerequisite for upholding the full vesting rights in the RSU program. For voluntary leavers subject to the Danish Stock
Options Act, the RSUs will vest in accordance with the vesting schedule, but for all other leavers, all unvested RSUs shall be immediately forfeited for no consideration. Options are granted under the plan for no consideration and carry no dividend or voting rights.
In accordance with its Remuneration Policy, TORM has granted the CEO a number of Restricted Share Units (RSUs). There are no performance conditions associated with this grant of RSUs.
Refer to Long-Term Incentive Program – restricted share units granted to the Executive Director in the remuneration report of the
Annual Report 2025 for further information. RSUs granted to the CEO vest in equal installments over three years.
NOTE 5 – continued
Vested RSUs may be exercised for a period of 360 days from each vesting date. Details of the CEO’s awards and interests in Restricted
Share Units are set out in the remuneration report of the Annual Report 2025.
The single figure remuneration table for the CEO does not include any amounts in relation to the RSU awards as there are no performance conditions associated with this grant of RSUs.
As detailed in announcement no. 9 issued on March 29, 2023, the CEO was granted a total of 255,200 RSUs which will vest in equal amounts over the next three years. The first amount could be exercised from January 01, 2024. The exercise price for each RSU is DKK
220.6, corresponding to the average price of TORM shares in the 90 calendar days preceding the publication of TORM plc’s 2023
Annual Report plus a 15% premium adjusted for the dividend payment related to TORM’s fourth quarter 2022 results. Vested RSUs may be exercised for a period of 360 days from each vesting date. In addition to the RSUs granted above, the CEO is granted a total of
300,000 RSUs in the Additional Retention Program on similar terms as outlined above, with the exception that the strike price for these
RSUs is set to one US cent and that all RSUs will vest on March 01, 2026. As stated in Company Announcement No. 21, the Board of
Directors has resolved to accelerate the vesting date to November 07, 2025.
As detailed in announcement no. 9 issued on 7 March 2024, the CEO was granted a total of 255,200 RSUs which will vest in equal amounts over the next three years. The first amount could be exercised from 1 January 2025. The exercise price for each RSU is DKK
258.4 corresponding to the average price of TORM shares in the 90 calendar days preceding the publication of TORM plc’s 2023
Annual Report plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date.
As detailed in announcement no. 2 issued on 6 March 2025, the CEO was granted a total of 255,200 RSUs which will vest in equal amounts over the next three years. The first amount could be exercised from 1 January 2026. The exercise price for each RSU is DKK
162.4 corresponding to the average price of TORM shares in the 90 calendar days preceding the publication of TORM plc’s 2024
Annual Report plus a 15% premium. Vested RSUs may be exercised for a period of 360 days from each vesting date.  In addition to the
RSUs granted above, as detailed in announcement no. 21 issued on 23 September 2025, the CEO is granted a total of 500,000 RSUs in the Additional Retention Program on similar terms as outlined above, with the exception that the strike price for these RSUs is set to one
US cent and that all RSUs will vest on 1 October 2028.
Long-term employee benefit obligations
The obligation comprises an obligation under the incentive programs to deliver Restricted Share Units in TORM plc at a determinable price to the entity's key personnel, including the CEO. The RSUs granted entitle the holder to acquire one TORM A-share.
The program comprises the following number of shares in TORM plc:

Number of shares (1,000)	2025	2024	2023
Outstanding as of January 01	4,456.6	4,417.7	2,424.0
Granted during the period¹⁾	4,597.6	1,506.4	3,136.6
Exercised during the period	(3,263.5)	(1,345.4)	(1,137.6)
Expired/forfeited during the period	(934.2)	(122.1)	(5.3)
Outstanding as of December 31	4,856.5	4,456.6	4,417.7

Exercisable as of December 31	—	—	—
1) Includes additional 1,158,938 (2024: 36,259, 2023: 0) RSUs granted in 2025 to adjust for the impact of dividends on the share price in accordance with the original terms of the grant. No modifications to the terms of the grant in the RSU program have occurred.
In 2023, the Board of Directors agreed to grant a total of 1,248,153 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set at DKK 220.6. The exercise period is 360 days from each vesting date. The fair value of the options granted in 2023 was determined using the Black-Scholes model and amounts to USD10.8m. The average remaining contractual life for the restricted shares as of 31 December 2023 was 1.5 years and as of 31 December 2024 was 1 year and as of
31 December 2025 was 0.0 years. In addition to the RSUs granted above, the other management is granted a total of 1,333,222 RSUs in the Additional Retention Program on similar terms as outlined above, with the exception that the strike price for these RSUs is set to one
US cent and that all RSUs will vest on 1 March 2026. As stated in Company Announcement No. 21, the Board of Directors has resolved to accelerate the vesting date to 07 November 2025. The fair value of the options in the Additional Retention Program granted in 2023 was determined using the Black-Scholes model and amounts to $40.4m.
In 2024, the Board of Directors agreed to grant a total of 1,214,986 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set at DKK 258.4. The exercise period is 360 days from each vesting date. The fair value of the options granted in 2024 was determined using the Black-Scholes model and amounts to USD8.1m. The average remaining contractual life for the restricted shares as of 31 December 2024 was  1.5 years and as of 31 December 2025 was 1 year.
In 2025, the Board of Directors agreed to grant a total of 1,326,087 RSUs to other management. The vesting period of the program is three years for key employees. The exercise price is set at DKK 162.38. The exercise period is 360 days from each vesting date. The fair value of the options granted in 2025 was determined using the Black-Scholes model and amounts to USD3.3m. The average remaining contractual life for the restricted shares as of 31 December 2025 is 1.5 years. In addition to the RSUs granted above, the other management is granted a total of 1,293,434 RSUs in the Additional Retention Program on similar terms as outlined above, with the exception that the strike price for these RSUs is set to one US cent and that all RSUs will vest on 1 October 2028. The fair value of the options in the Additional Retention Program granted in 2025 was determined using the Black-Scholes model and amounts to USD
18.7m.
Employee benefits
Wages, salaries, social security contributions, holiday and sick leave, bonuses, and other monetary and non-monetary benefits are recognized in the year in which the employees render the associated services. Please also refer to the Accounting Policy for share-based payment.
Pension plans
The Group has entered into defined contribution plans only. Pension costs related to defined contribution plans are recorded in the income statement in the year to which they relate.
Share-based payments
The Group makes equity-settled share-based payments to certain employees, which are measured at fair value at the date of grant and expensed on a straight-line basis over the vesting period, based on the Group’s estimate of shares which will eventually vest. The fair value of the share schemes is calculated using the Black-Scholes model at the grant date.